Related Parties - Transactions And Balances With Associated Company Except Key Management Personnel (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash And Other Demand Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	$ 934	$ 400
Results with Associated Company	0
Loans And Advances Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	72,447	2,427,370
Results with Associated Company	1,480,274	2,807,733	$ 3,508,628
Debt Securities At Fair Value Through Profit Or Loss Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	5,189	22,847
Results with Associated Company	76,902	71,709	85,265
Derivative Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0
Results with Associated Company	0
Other Financial Assets Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	73,320
Results with Associated Company	0
Deposits Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	614,636	509,749
Results with Associated Company	5,985	11,203	75,377
Trading Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0
Results with Associated Company	0
Other Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0
Results with Associated Company	0
Other Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0
Results with Associated Company	0	3,322	9,048
Financing Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	887,068	272,877
Results with Associated Company	2,741	14,932	13,632
Derivative Financial Liabilities Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	188,207
Results with Associated Company	57,445	632,839	1,589,137
Debt Securities Issued Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	212,299
Results with Associated Company	24,552	69,827	84,425
Other Operating Income Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0
Results with Associated Company	41,357	61,180	38,262
Interest Rate Swaps Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	0	1,815,229
Results with Associated Company	0
Securities In Custody Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	1,516,130	1,715,124
Results with Associated Company	1,801	2,519	1,007
Securities Granted Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	443	24,891
Results with Associated Company	137	$ 781	$ 603
Guarantees Received Member
Transactions and Balances with Associated Company Except Key Management Personnel [Line Items]
Balances with Associated Company	14,204
Results with Associated Company	$ 0